UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-42.79%	1.77%
Class T (incl. 3.50% sales charge)	-41.51%	2.11%
Class B (incl. contingent deferred sales charge) B	-42.73%	1.94%
Class C (incl. contingent deferred sales charge) C	-40.37%	2.38%

A From August 12, 2004.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II Fund - Class A on August 12, 2004, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -39.30%, -39.39%, -39.73% and -39.77%, respectively (excluding sales charges), compared with -36.23% for the Standard & Poor's® MidCap 400 Index. Versus the index, a combination of unrewarding stock picking and an underweighting in financials hampered performance. Stock selection in the capital goods segment of industrials also hurt, as did a negligible exposure to utilities. In absolute terms, currency fluctuations offered a modest head wind to performance. Farm equipment manufacturers Deere & Co. and AGCO were the victims of falling agricultural commodity prices and tighter credit markets. Other detractors included asset manager Janus Capital Group, gold stock Newmont Mining and natural gas producer Southwestern Energy, a strong-performing index component I underweighted. Some detractors were sold by period end. Conversely, both an overweighting and favorable stock selection in consumer staples added value, while stock selection in consumer discretionary also helped. A small cash position had a further positive impact. The fund's top contributor was discount retailer Wal-Mart, which capitalized on consumers' desire to spend less. Japan-based shoe retailer ABC-Mart, online video rental provider Netflix and toy maker Hasbro, the fund's largest holding at period end, also helped. Most of the stocks I've mentioned were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.25%
Actual		$ 1,000.00	$ 652.70	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34
Class T	1.50%
Actual		$ 1,000.00	$ 652.30	$ 6.23
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Class B	2.00%
Actual		$ 1,000.00	$ 650.50	$ 8.30
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Class C	2.00%
Actual		$ 1,000.00	$ 650.10	$ 8.30
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Institutional Class	1.00%
Actual		$ 1,000.00	$ 653.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hasbro, Inc.	3.2	0.3
Netflix, Inc.	2.7	0.0
Reinsurance Group of America, Inc.	2.2	0.2
Ross Stores, Inc.	2.2	0.6
Wal-Mart Stores, Inc.	2.0	1.7
Verizon Communications, Inc.	1.9	0.5
Endo Pharmaceuticals Holdings, Inc.	1.9	1.0
Shanda Interactive Entertainment Ltd. sponsored ADR	1.7	0.2
ABC-Mart, Inc.	1.7	0.5
Thermo Fisher Scientific, Inc.	1.7	1.6
	21.2
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.9	14.2
Consumer Discretionary	19.6	9.2
Information Technology	15.0	18.4
Consumer Staples	11.3	9.5
Industrials	9.8	10.8
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 95.2%		Stocks 92.7%
	Bonds 0.5%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	19.2%	** Foreign investments	22.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.9%
Amerigon, Inc. (a)	55,698	$ 181,575
Autoliv, Inc.	30	644
Fuel Systems Solutions, Inc. (a)(d)	339,576	11,124,510
Gentex Corp.	20,533	181,306
New Focus Auto Tech Holdings Ltd.	987,910	115,045
Xinyi Glass Holdings Co. Ltd.	5,382,000	1,456,752
		13,059,832
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	11,355,000	927,378
Diversified Consumer Services - 0.7%
Benesse Corp.	35,200	1,539,119
Brinks Home Security Holdings, Inc. (a)	39,357	862,705
Hillenbrand, Inc.	193,580	3,228,914
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	43,300	2,377,603
Raffles Education Corp. Ltd.	7,424,000	2,957,354
		10,965,695
Hotels, Restaurants & Leisure - 0.7%
Ajisen (China) Holdings Ltd.	535,000	250,426
Jollibee Food Corp.	200	175
McDonald's Corp.	57,500	3,575,925
Minor International PCL (For. Reg.)	464,420	109,377
P.F. Chang's China Bistro, Inc. (a)	50,172	1,050,602
Papa John's International, Inc. (a)	23,686	436,533
Shangri-La Asia Ltd.	250,000	289,167
Sonic Corp. (a)	4,896	59,584
St. Marc Holdings Co. Ltd. (d)	94,100	2,831,482
Starwood Hotels & Resorts Worldwide, Inc.	79,900	1,430,210
TAJ GVK Hotels & Resorts Ltd.	58,333	55,885
		10,089,366
Household Durables - 1.4%
Goldcrest Co. Ltd.	99,840	2,498,486
Tupperware Brands Corp.	690,341	15,670,741
Whirlpool Corp.	47,900	1,980,665
Woongjin Coway Co. Ltd.	44,410	949,766
		21,099,658
Internet & Catalog Retail - 2.7%
Netflix, Inc. (a)(d)	1,299,210	38,833,387
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 3.5%
Giant Manufacturing Co. Ltd.	1,163,000	$ 2,586,810
Hasbro, Inc.	1,570,939	45,824,287
Leapfrog Enterprises, Inc. Class A (a)	156,214	546,749
Merida Industry Co. Ltd.	772,000	959,847
SHIMANO, Inc.	1,900	74,735
		49,992,428
Media - 1.5%
Ascent Media Corp. (a)	10,500	229,320
Cinemax India Ltd.	63,270	54,952
Clear Media Ltd. (a)	1,000	129
Discovery Communications, Inc. (a)	37,706	533,917
Entertainment Network (India) Ltd. (a)	23,177	73,698
Eros International PLC (a)	267,600	438,585
Inox Leisure Ltd.	74,668	49,250
Marvel Entertainment, Inc. (a)(d)	162,095	4,984,421
SinoMedia Holding Ltd.	1,309,000	137,309
The Walt Disney Co.	665,541	15,101,125
ValueCommerce Co. Ltd. (a)	193	26,982
Voyager Learning Co. (a)	9,800	14,504
		21,644,192
Multiline Retail - 0.0%
Ramayana Lestari Sentosa Tbk PT	2,710,000	120,567
REI Six Ten Retail Ltd. (a)	79	2,463
		123,030
Specialty Retail - 7.5%
ABC-Mart, Inc.	651,100	23,789,838
Advance Auto Parts, Inc.	110,200	3,708,230
Aeropostale, Inc. (a)(d)	946,200	15,233,820
Citi Trends, Inc. (a)	65,759	967,972
Golfsmith International Holdings, Inc. (a)	100	70
Hot Topic, Inc. (a)	261,842	2,427,275
Inditex SA	213	9,530
Nafco Co. Ltd.	400	4,971
Nitori Co. Ltd.	98,900	7,690,127
Otsuka Kagu Ltd.	21,300	138,884
Pou Sheng International (Holdings) Ltd.	25,612	2,759
Ross Stores, Inc.	1,050,831	31,241,206
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)(d)	1,580,598	$ 8,993,603
TJX Companies, Inc.	659,753	13,571,119
		107,779,404
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)	92,700	184,473
China Dongxiang Group Co. Ltd.	3,832,000	936,347
Columbia Sportswear Co. (d)	46,412	1,641,592
Daphne International Holdings Ltd.	2,134,000	349,073
Koutons Retail India Ltd. (a)	4,544	47,916
Shenzhou International Group Holdings Ltd.	40,000	7,266
True Religion Apparel, Inc. (a)	33,477	416,454
VF Corp.	92,553	5,069,128
Yue Yuen Industrial Holdings Ltd.	158,500	314,686
		8,966,935
TOTAL CONSUMER DISCRETIONARY		283,481,305
CONSUMER STAPLES - 11.3%
Beverages - 2.3%
C&C Group PLC	10,427	21,174
Heineken NV (Bearer)	71,400	2,196,415
Molson Coors Brewing Co. Class B	445,047	21,771,699
The Coca-Cola Co.	213,630	9,671,030
		33,660,318
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)(d)	539,037	18,467,408
Daikokutenbussan Co. Ltd.	16,300	305,384
Heng Tai Consumables Group Ltd. (a)	6,268,400	488,045
Kroger Co.	126,600	3,343,506
Plant Co. Ltd.	9,800	27,036
Tsuruha Holdings, Inc.	70,200	2,719,453
Wal-Mart Stores, Inc.	515,600	28,904,536
		54,255,368
Food Products - 4.8%
Ajinomoto Co., Inc.	70,000	763,357
Britannia Industries Ltd.	10,968	298,557
Chiquita Brands International, Inc. (a)	135,570	2,003,725
ConAgra Foods, Inc.	281,460	4,644,090
Corn Products International, Inc.	598,514	17,267,129
Del Monte Foods Co.	238,585	1,703,497
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hormel Foods Corp. (d)	469,880	$ 14,603,870
Kellogg Co.	120,200	5,270,770
REI Agro Ltd.	106	1,520
Sara Lee Corp.	438,353	4,291,476
The J.M. Smucker Co.	73,100	3,169,616
Toyo Suisan Kaisha Ltd.	537,000	15,461,613
		69,479,220
Household Products - 0.2%
Pigeon Corp. (d)	95,100	2,840,166
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	9,150	62,129
Concern Kalina OJSC sponsored ADR	30,300	169,615
Dabur India Ltd.	450,782	782,510
Godrej Consumer Products Ltd.	44,723	127,724
Hengan International Group Co. Ltd.	429,000	1,384,289
		2,526,267
TOTAL CONSUMER STAPLES		162,761,339
ENERGY - 6.1%
Energy Equipment & Services - 5.6%
BJ Services Co.	313,000	3,652,710
Cameron International Corp. (a)	304,800	6,248,400
Carbo Ceramics, Inc.	49,812	1,769,820
Dresser-Rand Group, Inc. (a)	650,800	11,226,300
ENSCO International, Inc.	291,810	8,284,486
Helix Energy Solutions Group, Inc. (a)	280,134	2,028,170
Helmerich & Payne, Inc.	66,000	1,501,500
ION Geophysical Corp. (a)	351,679	1,206,259
Nabors Industries Ltd. (a)	1,091,232	13,062,047
Newpark Resources, Inc. (a)	1,531,434	5,666,306
Noble Corp.	37,500	828,375
Oceaneering International, Inc. (a)	122,600	3,572,564
Parker Drilling Co. (a)	1,133,189	3,286,248
Patterson-UTI Energy, Inc.	287,363	3,307,548
Pioneer Drilling Co. (a)	80,722	449,622
Pride International, Inc. (a)	352,370	5,630,873
Smith International, Inc.	118,800	2,719,332
Weatherford International Ltd. (a)	561,540	6,075,863
		80,516,423
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.5%
Energy XXI (Bermuda) Ltd.	203,200	$ 160,528
Forest Oil Corp. (a)	129,300	2,132,157
International Coal Group, Inc. (a)(d)	1,097,255	2,523,687
Oil Search Ltd.	269,409	899,835
Petrohawk Energy Corp. (a)	36,569	571,573
Rosetta Resources, Inc. (a)	130,979	927,331
Swift Energy Co. (a)	40,411	679,309
		7,894,420
TOTAL ENERGY		88,410,843
FINANCIALS - 7.1%
Capital Markets - 0.8%
JAFCO Co. Ltd. (d)	27,400	699,660
Janus Capital Group, Inc.	744,851	5,981,154
Marusan Securities Co. Ltd. (d)	764,300	3,885,040
W.P. Carey & Co. LLC	23,115	541,584
		11,107,438
Commercial Banks - 0.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	112,147	1,610,431
Bank of Baroda	169,433	979,110
Bank of India	27,241	161,588
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	697,383
Sumitomo Trust & Banking Co. Ltd.	176,600	1,043,063
The Jammu & Kashmir Bank Ltd.	101	740
Union Bank of India	557,605	1,874,790
		6,367,105
Insurance - 4.9%
Admiral Group PLC	59,816	801,400
Axis Capital Holdings Ltd.	300	8,736
MetLife, Inc.	346,900	12,092,934
Old Republic International Corp.	251,472	2,997,546
Presidential Life Corp.	100	989
Protective Life Corp.	304,183	4,365,026
Reinsurance Group of America, Inc.	736,642	31,543,010
StanCorp Financial Group, Inc.	165,000	6,892,050
The Chubb Corp.	242,922	12,389,022
		71,090,713
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
CapitaMall Trust	3,308,000	$ 3,748,813
Digital Realty Trust, Inc.	29,800	978,930
Franklin Street Properties Corp.	290,942	4,291,395
		9,019,138
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	3,521,280	474,746
Cyrela Commercial Properties SA Empreendimentos e Participações	220	657
Housing Development and Infrastructure Ltd.	426,932	1,157,341
Iguatemi Empresa de Shopping Centers SA	346,000	1,974,495
Megaworld Corp.	2,953,000	41,057
New World China Land Ltd.	2,364,400	725,092
Songbird Estates PLC Class B (a)	140,800	74,938
SPG Land (Holdings) Ltd.	283,000	36,373
		4,484,699
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	36,881	1,129,672
TOTAL FINANCIALS		103,198,765
HEALTH CARE - 19.8%
Biotechnology - 0.2%
Basilea Pharmaceutica AG (a)	8,943	1,266,459
Celera Corp. (a)	100	1,113
Grifols SA	103,955	1,830,113
Sangamo Biosciences, Inc. (a)(d)	53,268	185,373
		3,283,058
Health Care Equipment & Supplies - 9.3%
Abcam PLC	111,300	816,321
Angiodynamics, Inc. (a)	100	1,369
Baxter International, Inc.	88,150	4,723,959
Becton, Dickinson & Co.	247,378	16,918,181
Boston Scientific Corp. (a)	1,457,963	11,284,634
Covidien Ltd.	408,464	14,802,735
DENTSPLY International, Inc.	63,623	1,796,714
Edwards Lifesciences Corp. (a)	354,843	19,498,623
Gen-Probe, Inc. (a)	10,600	454,104
Kinetic Concepts, Inc. (a)(d)	743,600	14,262,248
Medtronic, Inc.	645,621	20,285,412
Mingyuan Medicare Development Co. Ltd.	21,510,000	1,272,626
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	116,573	$ 1,523,609
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,828,000	2,782,335
Somanetics Corp. (a)	54,411	898,326
Steris Corp.	305,764	7,304,702
ThermoGenesis Corp. (a)	183,865	79,062
Varian Medical Systems, Inc. (a)(d)	330,813	11,591,688
Vascular Solutions, Inc. (a)	66,894	603,384
Zimmer Holdings, Inc. (a)	86,000	3,476,120
		134,376,152
Health Care Providers & Services - 3.9%
athenahealth, Inc. (a)	27,717	1,042,714
Centene Corp. (a)	584,723	11,524,890
Community Health Systems, Inc. (a)	337,600	4,922,208
Henry Schein, Inc. (a)	43,600	1,599,684
Laboratory Corp. of America Holdings (a)	291,519	18,776,739
Lincare Holdings, Inc. (a)	36,162	973,843
Medial Saude SA	196,000	645,288
Message Co. Ltd. (d)	404	464,713
Molina Healthcare, Inc. (a)	107,803	1,898,411
Omnicare, Inc.	50,750	1,408,820
Quest Diagnostics, Inc.	165,200	8,575,532
ResCare, Inc. (a)	198,707	2,984,579
U.S. Physical Therapy, Inc. (a)	77,901	1,038,420
		55,855,841
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.	255,150	2,531,088
Cerner Corp. (a)(d)	249,388	9,588,969
HLTH Corp. (a)(d)	220,345	2,304,809
		14,424,866
Life Sciences Tools & Services - 2.4%
Albany Molecular Research, Inc. (a)	100	974
Bio-Rad Laboratories, Inc. Class A (a)	7,200	542,232
Charles River Laboratories International, Inc. (a)	329,769	8,639,948
Divi's Laboratories Ltd.	18,241	506,247
Harvard Bioscience, Inc. (a)	468,762	1,242,219
Thermo Fisher Scientific, Inc. (a)	696,944	23,744,882
		34,676,502
Pharmaceuticals - 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	1,036,117	26,814,708
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	501,277	$ 16,196,260
Piramal Healthcare Ltd.	92,031	452,856
		43,463,824
TOTAL HEALTH CARE		286,080,243
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.6%
Raytheon Co.	160,844	8,209,478
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	42,129	35,078
Building Products - 0.1%
Asahi Glass Co. Ltd.	120,000	683,471
Blue Star Ltd.	264,064	832,146
		1,515,617
Commercial Services & Supplies - 1.6%
Cintas Corp.	296,377	6,884,838
Fuel Tech, Inc. (a)	159,939	1,693,754
Moshi Moshi Hotline, Inc.	161,500	4,344,446
R.R. Donnelley & Sons Co.	53,328	724,194
Republic Services, Inc.	42,900	1,063,491
Taiwan Secom Co.	1,000	1,449
The Brink's Co.	39,357	1,057,916
Waste Management, Inc.	243,380	8,065,613
		23,835,701
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	42,316	833,202
Maire Tecnimont SpA	164,000	341,065
Midas Holdings Ltd.	466,000	159,032
		1,333,299
Electrical Equipment - 2.6%
Cooper Industries Ltd. Class A	362,314	10,590,438
Emerson Electric Co.	42,945	1,572,216
Fortune Electric Co. Ltd.	498,750	450,435
Lloyd Electric & Engineering Ltd.	34,881	18,408
Neo-Neon Holdings Ltd.	6,497,000	1,275,633
Roper Industries, Inc.	499,800	21,696,318
Thomas & Betts Corp. (a)	61,100	1,467,622
		37,071,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	660,686	$ 1,583,959
Machinery - 3.5%
AGCO Corp. (a)	965,997	22,787,869
Bell Equipment Ltd.	3,076	4,741
Cummins, Inc.	238,178	6,366,498
EVA Precision Industrial Holdings Ltd.	2,178,000	172,122
Joy Global, Inc.	16,889	386,589
K-Tron International, Inc. (a)	16,300	1,302,370
Miura Co. Ltd.	41,100	1,019,374
NGK Insulators Ltd.	348,000	3,940,181
Nippon Thompson Co. Ltd.	261,000	1,094,058
R. STAHL AG	12,440	327,820
SPX Corp.	221,267	8,972,377
Uzel Makina Sanayi AS	101,200	25,620
Wabtec Corp.	87,126	3,463,259
Weichai Power Co. Ltd. (H Shares)	676,800	1,286,685
		51,149,563
Professional Services - 0.6%
Administaff, Inc.	120	2,602
JobStreet Corp. Bhd	661,900	246,075
Manpower, Inc.	130,600	4,439,094
Randstad Holdings NV (d)	162,340	3,328,737
		8,016,508
Road & Rail - 0.6%
CSX Corp.	276,366	8,973,604
TOTAL INDUSTRIALS		141,723,877
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 3.5%
Adtran, Inc.	159,510	2,373,509
Alvarion Ltd. (a)	100	363
Comtech Telecommunications Corp. (a)	515,010	23,597,758
Juniper Networks, Inc. (a)	935,679	16,383,739
MIC Electronics Ltd.	470,196	399,748
Polycom, Inc. (a)	524,674	7,088,346
Sandvine Corp. (a)	420,600	280,008
ZTE Corp. (H Shares)	48,400	127,865
		50,251,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
ASUSTeK Computer, Inc.	575,164	$ 645,798
Gemalto NV (a)	108,300	2,737,564
Lenovo Group Ltd. ADR	2,700	14,850
		3,398,212
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	27,400	516,216
Ingenico SA	230,300	3,596,321
Ingenico SA	87,700	1,405,915
Lumax International Corp. Ltd.	111,100	130,845
MTS Systems Corp.	70,921	1,889,335
National Instruments Corp.	5,336	129,985
Trimble Navigation Ltd. (a)	200	4,322
Vishay Intertechnology, Inc. (a)	1,106,297	3,783,536
		11,456,475
Internet Software & Services - 0.8%
eBay, Inc. (a)	126,079	1,760,063
F@N Communications, Inc.	76	53,020
GigaMedia Ltd. (a)	375,210	2,112,432
LBI International AB (a)	19,000	30,049
LoopNet, Inc. (a)	148,103	1,010,062
Rediff.com India Ltd. sponsored ADR (a)	200	402
Tencent Holdings Ltd.	391,000	2,540,563
ValueClick, Inc. (a)	309,038	2,113,820
WebMD Health Corp. Class A (a)(d)	69,933	1,649,719
Zix Corp. (a)(d)	225,436	268,269
		11,538,399
IT Services - 3.7%
Accenture Ltd. Class A	539,307	17,683,877
Affiliated Computer Services, Inc. Class A (a)	357,500	16,427,125
Cap Gemini SA	64,400	2,501,978
Ciber, Inc. (a)	298,507	1,435,819
Datacash Group PLC	46,800	156,456
DST Systems, Inc. (a)(d)	18,638	707,871
Online Resources Corp. (a)	293,635	1,391,830
Paychex, Inc.	37,200	977,616
Perot Systems Corp. Class A (a)	913,346	12,485,440
		53,768,012
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	129,302	2,619,659
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.9%
Aixtron AG	200	$ 1,376
Altera Corp.	132,028	2,206,188
Cree, Inc. (a)	6,350	100,775
Disco Corp. (d)	40,200	834,485
Epistar Corp.	956,742	864,060
Formosa Epitaxy, Inc.	2,642,806	947,459
Intel Corp.	226,900	3,326,354
International Rectifier Corp. (a)	2,300	31,050
Intersil Corp. Class A	504,992	4,640,876
Kontron AG	195,200	2,051,361
Opto Technology Corp.	1,340,418	451,918
PMC-Sierra, Inc. (a)	1,188,738	5,777,267
Richtek Technology Corp.	333,400	1,332,583
Seoul Semiconductor Co. Ltd.	66,016	478,300
Siliconware Precision Industries Co. Ltd. sponsored ADR	644,800	2,875,808
Veeco Instruments, Inc. (a)	200,484	1,271,069
		27,190,929
Software - 3.9%
Adobe Systems, Inc. (a)	64,030	1,363,199
Aspen Technology, Inc. (a)	101,785	755,245
Autonomy Corp. PLC (a)	514,712	7,269,634
DemandTec, Inc. (a)	10,200	82,314
Epicor Software Corp. (a)	136,715	656,232
Global Digital Creations Holdings Ltd. (a)	1,224,000	15,635
Kingdee International Software Group Co. Ltd.	4,308,000	448,250
Longtop Financial Technologies Ltd. ADR (a)(d)	350,700	5,302,584
Manhattan Associates, Inc. (a)	102,580	1,621,790
NDS Group PLC sponsored ADR (a)	17,300	991,982
Quality Systems, Inc. (d)	9,738	424,772
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	776,445	25,125,760
Solera Holdings, Inc. (a)	60,770	1,464,557
Sybase, Inc. (a)	39,020	966,525
Symantec Corp. (a)	465,172	6,289,125
Tyler Technologies, Inc. (a)	124,974	1,497,189
Ubisoft Entertainment SA (a)	56,500	1,113,772
Yedang Online Corp. (a)	52,957	263,452
		55,652,017
TOTAL INFORMATION TECHNOLOGY		215,875,039
Common Stocks - continued
	Shares	Value
MATERIALS - 4.1%
Chemicals - 1.0%
Asian Paints India Ltd.	45,876	$ 846,611
Bayer CropScience Ltd.	6,906	32,350
FMC Corp.	105,748	4,730,108
Sensient Technologies Corp.	396,028	9,457,149
		15,066,218
Containers & Packaging - 0.7%
Ball Corp.	222,632	9,259,265
Greif, Inc. Class A	2,057	68,766
		9,328,031
Metals & Mining - 2.4%
Africa Cellular Towers Ltd. (a)	800	72
Agnico-Eagle Mines Ltd.	57,900	2,987,082
Centerra Gold, Inc. (a)	119,700	436,811
Eldorado Gold Corp. (a)	1,871,800	14,845,788
Freeport-McMoRan Copper & Gold, Inc. Class B	170,000	4,154,800
Great Basin Gold Ltd. (a)	858,300	1,107,529
IAMGOLD Corp.	853,300	5,330,057
Lihir Gold Ltd. (a)	914,989	2,011,949
Maharashtra Seamless Ltd.	16,870	51,973
Minefinders Corp. Ltd. (a)	231,600	1,166,851
Northgate Minerals Corp. (a)	3,400	2,850
Shore Gold, Inc. (a)	194,100	71,788
Yamana Gold, Inc.	313,033	2,431,299
		34,598,849
TOTAL MATERIALS		58,993,098
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
LG Dacom Corp.	29,820	477,216
Verizon Communications, Inc.	814,598	27,614,872
		28,092,088
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	708,659	5,159,038
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	35,300	$ 1,504,839
TOTAL UTILITIES		6,663,877
TOTAL COMMON STOCKS (Cost $1,635,978,475)		1,375,280,474
Nonconvertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 185,000	170,200
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 7.5% 2/1/18 (e)	2,150,000	1,892,000
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sun Healthcare Group, Inc. 9.125% 4/15/15	540,000	480,600
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	1,845,000	1,826,550
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,940,000	2,859,150
		4,685,700
TOTAL NONCONVERTIBLE BONDS (Cost $6,947,638)		7,228,500
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	62,095,522	$ 62,095,522
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	66,165,797	66,165,797
TOTAL MONEY MARKET FUNDS (Cost $128,261,319)		128,261,319
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,771,187,432)		1,510,770,293
NET OTHER ASSETS - (4.6)%		(66,434,432)
NET ASSETS - 100%		$ 1,444,335,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,892,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566,390
Fidelity Securities Lending Cash Central Fund	2,152,190
Total	$ 3,718,580
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,510,770,293	$ 1,348,480,115	$ 162,246,460	$ 43,718
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(384,359)
Cost of Purchases	489
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	427,588
Ending Balance	$ 43,718

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Japan	5.6%
Bermuda	3.1%
China	2.2%
Canada	2.0%
Cayman Islands	1.4%
Others (individually less than 1%)	4.9%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $255,745,509 of which $2,736,559, $2,177,080 and $250,831,870 will expire on December 31, 2014, 2015 and 2016, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $124,591,539 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $65,937,467) - See accompanying schedule: Unaffiliated issuers (cost $1,642,926,113)	$ 1,382,508,974
Fidelity Central Funds (cost $128,261,319)	128,261,319
Total Investments (cost $1,771,187,432)		$ 1,510,770,293
Cash		16,542
Receivable for investments sold		11,378,224
Receivable for fund shares sold		5,336,430
Dividends receivable		1,564,730
Interest receivable		129,716
Distributions receivable from Fidelity Central Funds		139,502
Prepaid expenses		17,614
Other receivables		92,110
Total assets		1,529,445,161

Liabilities
Payable for investments purchased	$ 11,259,426
Payable for fund shares redeemed	6,180,420
Accrued management fee	649,624
Distribution fees payable	396,237
Other affiliated payables	370,354
Other payables and accrued expenses	87,442
Collateral on securities loaned, at value	66,165,797
Total liabilities		85,109,300

Net Assets		$ 1,444,335,861
Net Assets consist of:
Paid in capital		$ 2,111,178,340
Accumulated net investment loss		(623,362)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(405,786,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(260,432,133)
Net Assets		$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($515,658,629 ÷ 50,055,053 shares)	$ 10.30

Maximum offering price per share (100/94.25 of $10.30)	$ 10.93
Class T: Net Asset Value and redemption price per share ($311,519,834 ÷ 30,369,143 shares)	$ 10.26

Maximum offering price per share (100/96.50 of $10.26)	$ 10.63
Class B: Net Asset Value and offering price per share ($57,954,143 ÷ 5,755,567 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($156,527,960 ÷ 15,539,434 shares)A	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,675,295 ÷ 38,753,061 shares)	$ 10.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 19,805,548
Interest		96,510
Income from Fidelity Central Funds (including $2,152,190 from security lending)		3,718,580
Total income		23,620,638

Expenses
Management fee	$ 10,640,240
Transfer agent fees	5,215,492
Distribution fees	7,137,881
Accounting and security lending fees	603,364
Custodian fees and expenses	165,400
Independent trustees' compensation	9,172
Registration fees	183,403
Audit	86,776
Legal	8,611
Proxy	1,373,294
Miscellaneous	12,826
Total expenses before reductions	25,436,459
Expense reductions	(199,983)	25,236,476
Net investment income (loss)		(1,615,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $71,616)	(379,862,640)
Foreign currency transactions	(284,418)
Total net realized gain (loss)		(380,147,058)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $502,453)	(520,485,196)
Assets and liabilities in foreign currencies	(9,853)
Total change in net unrealized appreciation (depreciation)		(520,495,049)
Net gain (loss)		(900,642,107)
Net increase (decrease) in net assets resulting from operations		$ (902,257,945)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,615,838)	$ (441,124)
Net realized gain (loss)	(380,147,058)	203,424,238
Change in net unrealized appreciation (depreciation)	(520,495,049)	56,833,880
Net increase (decrease) in net assets resulting from operations	(902,257,945)	259,816,994
Distributions to shareholders from net realized gain	(9,810,627)	(179,831,325)
Share transactions - net increase (decrease)	156,926,288	453,042,270
Total increase (decrease) in net assets	(755,142,284)	533,027,939

Net Assets
Beginning of period	2,199,478,145	1,666,450,206
End of period (including accumulated net investment loss of $623,362 and undistributed net investment income of $224,326, respectively)	$ 1,444,335,861	$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	(6.68)	2.40	1.72	2.14	2.54
Total from investment operations	(6.67)	2.42	1.73	2.15	2.52
Distributions from net realized gain	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	(39.30)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.22%	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.22%	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.21%	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.04%	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,659	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	(6.64)	2.38	1.72	2.13	2.54
Total from investment operations	(6.67)	2.37	1.71	2.11	2.51
Distributions from net realized gain	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	(39.39)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.43%	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.43%	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.42%	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.18)%	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,520	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(6.54)	2.35	1.71	2.13	2.54
Total from investment operations	(6.64)	2.24	1.60	2.04	2.48
Distributions from net realized gain	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	(39.73)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.99%	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.99%	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.98%	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.74)%	(.65)%	(.71)%	(.70)% H	(1.28)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,954	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(6.55)	2.36	1.71	2.12	2.55
Total from investment operations	(6.65)	2.25	1.61	2.03	2.49
Distributions from net realized gain	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	(39.77)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.98%	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.98%	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.97%	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.73)%	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,528	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	(6.72)	2.41	1.73	2.15	2.55
Total from investment operations	(6.68)	2.48	1.78	2.19	2.54
Distributions from net realized gain	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	(39.13)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.97%	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.97%	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.96%	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.28%	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,675	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	147% J	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 79,360,060
Unrealized depreciation	(365,865,488)
Net unrealized appreciation (depreciation)	(286,505,428)
Capital loss carryforward	(255,745,509)

Cost for federal income tax purposes	$ 1,797,275,721

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 654,042	$ 45,779,671
Long-term Capital Gains	9,156,585	134,051,654
Total	$ 9,810,627	$ 179,831,325

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,809,382,128 and $2,743,870,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract, subject to shareholder approval, to add a performance adjustment to the management fee. The proposal did not receive the number of votes required at the shareholder meeting on June 18, 2008 and as a result no changes were made to the Fund's management contract.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,632,832	$ 88,202
Class T	.25%	.25%	2,328,020	-
Class B	.75%	.25%	856,254	643,095
Class C	.75%	.25%	2,320,775	430,403
			$ 7,137,881	$ 1,161,700

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 241,071
Class T	52,813
Class B*	256,727
Class C*	32,702
$ 583,313

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,817,509.28
Class T	1,143,247.25
Class B	258,359.30
Class C	670,691.29
Institutional Class	1,325,686.28
	$ 5,215,492

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,988 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,102 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,189 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,679. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,378
Institutional Class	1,737
$ 5,115

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds

Annual Report

Notes to Financial Statements - continued

10. Other - continued

experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,210, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net realized gain
Class A	$ 3,281,038	$ 59,309,715
Class T	2,540,386	49,030,694
Class B	469,080	8,205,622
Class C	1,243,923	21,817,267
Institutional Class	2,276,200	41,468,027
Total	$ 9,810,627	$ 179,831,325

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	18,557,405	19,310,750	$267,136,517	$ 342,596,860
Issued in exchange for shares of Capital One Appreciation Fund	3,880,198	-	34,398,352	-
Reinvestment of distributions	201,758	3,312,437	3,142,674	56,687,056
Shares redeemed	(14,953,103)	(7,679,752)	(200,891,822)	(135,175,983)
Net increase (decrease)	7,686,258	14,943,435	$103,785,721	$ 264,107,933

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class T
Shares sold	8,214,261	8,779,542	$ 115,421,159	$ 151,497,744
Reinvestment of distributions	157,827	2,771,536	2,451,269	47,293,695
Shares redeemed	(13,148,619)	(14,025,847)	(181,330,780)	(247,603,331)
Net increase (decrease)	(4,776,531)	(2,474,769)	$ (63,458,352)	$ (48,811,892)
Class B
Shares sold	1,148,825	1,292,832	$ 16,344,340	$ 22,287,979
Reinvestment of distributions	28,723	455,792	440,199	7,680,598
Shares redeemed	(1,724,303)	(1,274,410)	(23,501,826)	(21,843,575)
Net increase (decrease)	(546,755)	474,214	$ (6,717,287)	$ 8,125,002
Class C
Shares sold	4,298,119	4,715,910	$ 59,645,555	$ 81,231,656
Reinvestment of distributions	71,057	1,127,348	1,089,288	19,002,351
Shares redeemed	(5,543,829)	(2,609,803)	(69,824,386)	(45,145,660)
Net increase (decrease)	(1,174,653)	3,233,455	$ (9,089,543)	$ 55,088,347
Institutional Class
Shares sold	22,010,096	14,201,115	$ 293,511,545	$ 257,197,951
Reinvestment of distributions	132,644	2,206,743	2,080,444	38,003,683
Shares redeemed	(12,122,628)	(6,654,563)	(163,186,240)	(120,668,754)
Net increase (decrease)	10,020,112	9,753,295	$ 132,405,749	$ 174,532,880

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 and 98,152 shares then outstanding of Class A and Class B (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Class A designates 65%; Class T designates 65%; Class B designates 65%; and Class C designates 65%; of the dividends distributed in February 2008 as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C designates 68% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000
PROPOSAL 3

To approve an amended management contract for Fidelity Advisor Mid Cap II Fund that includes adding a performance adjustment component to the management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	768,145,179.69	63.264
Against	230,952,921.99	19.022
Abstain	44,734,224.16	3.684
Broker Non-Votes	170,348,662.24	14.030
TOTAL	1,214,180,988.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-UANN-0209
1.801439.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Institutional Class

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of fund A
Institutional Class	-39.13%	3.42%

A From August 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap II Fund - Institutional Class on August 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® MidCap 400 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of Fidelity® Advisor Mid Cap II Fund

The U.S. equity markets collapsed during the 12 months ending December 31, 2008. As home values fell and credit availability decreased, consumers tightened their purse strings in anticipation of a recession. The Standard & Poor's 500SM Index slid 37.00%. All 10 sectors in the S&P 500® turned in negative performance, led by financials, which dropped more than 55%. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, as unemployment levels rose, energy prices dropped and U.S. automakers signaled extreme distress. The Dow Jones Industrial AverageSM declined 31.93% for the 12-month period, while the technology-heavy NASDAQ Composite® Index dropped 40.03%. By comparison, the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - tumbled 43.28%.

During the past year, the fund's Institutional Class shares returned -39.13%, compared with -36.23% for the Standard & Poor's® MidCap 400 Index. Versus the index, a combination of unrewarding stock picking and an underweighting in financials hampered performance. Stock selection in the capital goods segment of industrials also hurt, as did a negligible exposure to utilities. In absolute terms, currency fluctuations offered a modest head wind to performance. Farm equipment manufacturers Deere & Co. and AGCO were the victims of falling agricultural commodity prices and tighter credit markets. Other detractors included asset manager Janus Capital Group, gold stock Newmont Mining and natural gas producer Southwestern Energy, a strong-performing index component I underweighted. Some detractors were sold by period end. Conversely, both an overweighting and favorable stock selection in consumer staples added value, while stock selection in consumer discretionary also helped. A small cash position had a further positive impact. The fund's top contributor was discount retailer Wal-Mart, which capitalized on consumers' desire to spend less. Japan-based shoe retailer ABC-Mart, online video rental provider Netflix and toy maker Hasbro, the fund's largest holding at period end, also helped. Most of the stocks I've mentioned were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.25%
Actual		$ 1,000.00	$ 652.70	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34
Class T	1.50%
Actual		$ 1,000.00	$ 652.30	$ 6.23
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Class B	2.00%
Actual		$ 1,000.00	$ 650.50	$ 8.30
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Class C	2.00%
Actual		$ 1,000.00	$ 650.10	$ 8.30
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Institutional Class	1.00%
Actual		$ 1,000.00	$ 653.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hasbro, Inc.	3.2	0.3
Netflix, Inc.	2.7	0.0
Reinsurance Group of America, Inc.	2.2	0.2
Ross Stores, Inc.	2.2	0.6
Wal-Mart Stores, Inc.	2.0	1.7
Verizon Communications, Inc.	1.9	0.5
Endo Pharmaceuticals Holdings, Inc.	1.9	1.0
Shanda Interactive Entertainment Ltd. sponsored ADR	1.7	0.2
ABC-Mart, Inc.	1.7	0.5
Thermo Fisher Scientific, Inc.	1.7	1.6
	21.2
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.9	14.2
Consumer Discretionary	19.6	9.2
Information Technology	15.0	18.4
Consumer Staples	11.3	9.5
Industrials	9.8	10.8
Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Stocks 95.2%		Stocks 92.7%
	Bonds 0.5%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	19.2%	** Foreign investments	22.0%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.9%
Amerigon, Inc. (a)	55,698	$ 181,575
Autoliv, Inc.	30	644
Fuel Systems Solutions, Inc. (a)(d)	339,576	11,124,510
Gentex Corp.	20,533	181,306
New Focus Auto Tech Holdings Ltd.	987,910	115,045
Xinyi Glass Holdings Co. Ltd.	5,382,000	1,456,752
		13,059,832
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	11,355,000	927,378
Diversified Consumer Services - 0.7%
Benesse Corp.	35,200	1,539,119
Brinks Home Security Holdings, Inc. (a)	39,357	862,705
Hillenbrand, Inc.	193,580	3,228,914
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	43,300	2,377,603
Raffles Education Corp. Ltd.	7,424,000	2,957,354
		10,965,695
Hotels, Restaurants & Leisure - 0.7%
Ajisen (China) Holdings Ltd.	535,000	250,426
Jollibee Food Corp.	200	175
McDonald's Corp.	57,500	3,575,925
Minor International PCL (For. Reg.)	464,420	109,377
P.F. Chang's China Bistro, Inc. (a)	50,172	1,050,602
Papa John's International, Inc. (a)	23,686	436,533
Shangri-La Asia Ltd.	250,000	289,167
Sonic Corp. (a)	4,896	59,584
St. Marc Holdings Co. Ltd. (d)	94,100	2,831,482
Starwood Hotels & Resorts Worldwide, Inc.	79,900	1,430,210
TAJ GVK Hotels & Resorts Ltd.	58,333	55,885
		10,089,366
Household Durables - 1.4%
Goldcrest Co. Ltd.	99,840	2,498,486
Tupperware Brands Corp.	690,341	15,670,741
Whirlpool Corp.	47,900	1,980,665
Woongjin Coway Co. Ltd.	44,410	949,766
		21,099,658
Internet & Catalog Retail - 2.7%
Netflix, Inc. (a)(d)	1,299,210	38,833,387
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 3.5%
Giant Manufacturing Co. Ltd.	1,163,000	$ 2,586,810
Hasbro, Inc.	1,570,939	45,824,287
Leapfrog Enterprises, Inc. Class A (a)	156,214	546,749
Merida Industry Co. Ltd.	772,000	959,847
SHIMANO, Inc.	1,900	74,735
		49,992,428
Media - 1.5%
Ascent Media Corp. (a)	10,500	229,320
Cinemax India Ltd.	63,270	54,952
Clear Media Ltd. (a)	1,000	129
Discovery Communications, Inc. (a)	37,706	533,917
Entertainment Network (India) Ltd. (a)	23,177	73,698
Eros International PLC (a)	267,600	438,585
Inox Leisure Ltd.	74,668	49,250
Marvel Entertainment, Inc. (a)(d)	162,095	4,984,421
SinoMedia Holding Ltd.	1,309,000	137,309
The Walt Disney Co.	665,541	15,101,125
ValueCommerce Co. Ltd. (a)	193	26,982
Voyager Learning Co. (a)	9,800	14,504
		21,644,192
Multiline Retail - 0.0%
Ramayana Lestari Sentosa Tbk PT	2,710,000	120,567
REI Six Ten Retail Ltd. (a)	79	2,463
		123,030
Specialty Retail - 7.5%
ABC-Mart, Inc.	651,100	23,789,838
Advance Auto Parts, Inc.	110,200	3,708,230
Aeropostale, Inc. (a)(d)	946,200	15,233,820
Citi Trends, Inc. (a)	65,759	967,972
Golfsmith International Holdings, Inc. (a)	100	70
Hot Topic, Inc. (a)	261,842	2,427,275
Inditex SA	213	9,530
Nafco Co. Ltd.	400	4,971
Nitori Co. Ltd.	98,900	7,690,127
Otsuka Kagu Ltd.	21,300	138,884
Pou Sheng International (Holdings) Ltd.	25,612	2,759
Ross Stores, Inc.	1,050,831	31,241,206
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)(d)	1,580,598	$ 8,993,603
TJX Companies, Inc.	659,753	13,571,119
		107,779,404
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)	92,700	184,473
China Dongxiang Group Co. Ltd.	3,832,000	936,347
Columbia Sportswear Co. (d)	46,412	1,641,592
Daphne International Holdings Ltd.	2,134,000	349,073
Koutons Retail India Ltd. (a)	4,544	47,916
Shenzhou International Group Holdings Ltd.	40,000	7,266
True Religion Apparel, Inc. (a)	33,477	416,454
VF Corp.	92,553	5,069,128
Yue Yuen Industrial Holdings Ltd.	158,500	314,686
		8,966,935
TOTAL CONSUMER DISCRETIONARY		283,481,305
CONSUMER STAPLES - 11.3%
Beverages - 2.3%
C&C Group PLC	10,427	21,174
Heineken NV (Bearer)	71,400	2,196,415
Molson Coors Brewing Co. Class B	445,047	21,771,699
The Coca-Cola Co.	213,630	9,671,030
		33,660,318
Food & Staples Retailing - 3.8%
BJ's Wholesale Club, Inc. (a)(d)	539,037	18,467,408
Daikokutenbussan Co. Ltd.	16,300	305,384
Heng Tai Consumables Group Ltd. (a)	6,268,400	488,045
Kroger Co.	126,600	3,343,506
Plant Co. Ltd.	9,800	27,036
Tsuruha Holdings, Inc.	70,200	2,719,453
Wal-Mart Stores, Inc.	515,600	28,904,536
		54,255,368
Food Products - 4.8%
Ajinomoto Co., Inc.	70,000	763,357
Britannia Industries Ltd.	10,968	298,557
Chiquita Brands International, Inc. (a)	135,570	2,003,725
ConAgra Foods, Inc.	281,460	4,644,090
Corn Products International, Inc.	598,514	17,267,129
Del Monte Foods Co.	238,585	1,703,497
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hormel Foods Corp. (d)	469,880	$ 14,603,870
Kellogg Co.	120,200	5,270,770
REI Agro Ltd.	106	1,520
Sara Lee Corp.	438,353	4,291,476
The J.M. Smucker Co.	73,100	3,169,616
Toyo Suisan Kaisha Ltd.	537,000	15,461,613
		69,479,220
Household Products - 0.2%
Pigeon Corp. (d)	95,100	2,840,166
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	9,150	62,129
Concern Kalina OJSC sponsored ADR	30,300	169,615
Dabur India Ltd.	450,782	782,510
Godrej Consumer Products Ltd.	44,723	127,724
Hengan International Group Co. Ltd.	429,000	1,384,289
		2,526,267
TOTAL CONSUMER STAPLES		162,761,339
ENERGY - 6.1%
Energy Equipment & Services - 5.6%
BJ Services Co.	313,000	3,652,710
Cameron International Corp. (a)	304,800	6,248,400
Carbo Ceramics, Inc.	49,812	1,769,820
Dresser-Rand Group, Inc. (a)	650,800	11,226,300
ENSCO International, Inc.	291,810	8,284,486
Helix Energy Solutions Group, Inc. (a)	280,134	2,028,170
Helmerich & Payne, Inc.	66,000	1,501,500
ION Geophysical Corp. (a)	351,679	1,206,259
Nabors Industries Ltd. (a)	1,091,232	13,062,047
Newpark Resources, Inc. (a)	1,531,434	5,666,306
Noble Corp.	37,500	828,375
Oceaneering International, Inc. (a)	122,600	3,572,564
Parker Drilling Co. (a)	1,133,189	3,286,248
Patterson-UTI Energy, Inc.	287,363	3,307,548
Pioneer Drilling Co. (a)	80,722	449,622
Pride International, Inc. (a)	352,370	5,630,873
Smith International, Inc.	118,800	2,719,332
Weatherford International Ltd. (a)	561,540	6,075,863
		80,516,423
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.5%
Energy XXI (Bermuda) Ltd.	203,200	$ 160,528
Forest Oil Corp. (a)	129,300	2,132,157
International Coal Group, Inc. (a)(d)	1,097,255	2,523,687
Oil Search Ltd.	269,409	899,835
Petrohawk Energy Corp. (a)	36,569	571,573
Rosetta Resources, Inc. (a)	130,979	927,331
Swift Energy Co. (a)	40,411	679,309
		7,894,420
TOTAL ENERGY		88,410,843
FINANCIALS - 7.1%
Capital Markets - 0.8%
JAFCO Co. Ltd. (d)	27,400	699,660
Janus Capital Group, Inc.	744,851	5,981,154
Marusan Securities Co. Ltd. (d)	764,300	3,885,040
W.P. Carey & Co. LLC	23,115	541,584
		11,107,438
Commercial Banks - 0.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	112,147	1,610,431
Bank of Baroda	169,433	979,110
Bank of India	27,241	161,588
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	697,383
Sumitomo Trust & Banking Co. Ltd.	176,600	1,043,063
The Jammu & Kashmir Bank Ltd.	101	740
Union Bank of India	557,605	1,874,790
		6,367,105
Insurance - 4.9%
Admiral Group PLC	59,816	801,400
Axis Capital Holdings Ltd.	300	8,736
MetLife, Inc.	346,900	12,092,934
Old Republic International Corp.	251,472	2,997,546
Presidential Life Corp.	100	989
Protective Life Corp.	304,183	4,365,026
Reinsurance Group of America, Inc.	736,642	31,543,010
StanCorp Financial Group, Inc.	165,000	6,892,050
The Chubb Corp.	242,922	12,389,022
		71,090,713
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
CapitaMall Trust	3,308,000	$ 3,748,813
Digital Realty Trust, Inc.	29,800	978,930
Franklin Street Properties Corp.	290,942	4,291,395
		9,019,138
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	3,521,280	474,746
Cyrela Commercial Properties SA Empreendimentos e Participações	220	657
Housing Development and Infrastructure Ltd.	426,932	1,157,341
Iguatemi Empresa de Shopping Centers SA	346,000	1,974,495
Megaworld Corp.	2,953,000	41,057
New World China Land Ltd.	2,364,400	725,092
Songbird Estates PLC Class B (a)	140,800	74,938
SPG Land (Holdings) Ltd.	283,000	36,373
		4,484,699
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	36,881	1,129,672
TOTAL FINANCIALS		103,198,765
HEALTH CARE - 19.8%
Biotechnology - 0.2%
Basilea Pharmaceutica AG (a)	8,943	1,266,459
Celera Corp. (a)	100	1,113
Grifols SA	103,955	1,830,113
Sangamo Biosciences, Inc. (a)(d)	53,268	185,373
		3,283,058
Health Care Equipment & Supplies - 9.3%
Abcam PLC	111,300	816,321
Angiodynamics, Inc. (a)	100	1,369
Baxter International, Inc.	88,150	4,723,959
Becton, Dickinson & Co.	247,378	16,918,181
Boston Scientific Corp. (a)	1,457,963	11,284,634
Covidien Ltd.	408,464	14,802,735
DENTSPLY International, Inc.	63,623	1,796,714
Edwards Lifesciences Corp. (a)	354,843	19,498,623
Gen-Probe, Inc. (a)	10,600	454,104
Kinetic Concepts, Inc. (a)(d)	743,600	14,262,248
Medtronic, Inc.	645,621	20,285,412
Mingyuan Medicare Development Co. Ltd.	21,510,000	1,272,626
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	116,573	$ 1,523,609
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,828,000	2,782,335
Somanetics Corp. (a)	54,411	898,326
Steris Corp.	305,764	7,304,702
ThermoGenesis Corp. (a)	183,865	79,062
Varian Medical Systems, Inc. (a)(d)	330,813	11,591,688
Vascular Solutions, Inc. (a)	66,894	603,384
Zimmer Holdings, Inc. (a)	86,000	3,476,120
		134,376,152
Health Care Providers & Services - 3.9%
athenahealth, Inc. (a)	27,717	1,042,714
Centene Corp. (a)	584,723	11,524,890
Community Health Systems, Inc. (a)	337,600	4,922,208
Henry Schein, Inc. (a)	43,600	1,599,684
Laboratory Corp. of America Holdings (a)	291,519	18,776,739
Lincare Holdings, Inc. (a)	36,162	973,843
Medial Saude SA	196,000	645,288
Message Co. Ltd. (d)	404	464,713
Molina Healthcare, Inc. (a)	107,803	1,898,411
Omnicare, Inc.	50,750	1,408,820
Quest Diagnostics, Inc.	165,200	8,575,532
ResCare, Inc. (a)	198,707	2,984,579
U.S. Physical Therapy, Inc. (a)	77,901	1,038,420
		55,855,841
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.	255,150	2,531,088
Cerner Corp. (a)(d)	249,388	9,588,969
HLTH Corp. (a)(d)	220,345	2,304,809
		14,424,866
Life Sciences Tools & Services - 2.4%
Albany Molecular Research, Inc. (a)	100	974
Bio-Rad Laboratories, Inc. Class A (a)	7,200	542,232
Charles River Laboratories International, Inc. (a)	329,769	8,639,948
Divi's Laboratories Ltd.	18,241	506,247
Harvard Bioscience, Inc. (a)	468,762	1,242,219
Thermo Fisher Scientific, Inc. (a)	696,944	23,744,882
		34,676,502
Pharmaceuticals - 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	1,036,117	26,814,708
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	501,277	$ 16,196,260
Piramal Healthcare Ltd.	92,031	452,856
		43,463,824
TOTAL HEALTH CARE		286,080,243
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.6%
Raytheon Co.	160,844	8,209,478
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	42,129	35,078
Building Products - 0.1%
Asahi Glass Co. Ltd.	120,000	683,471
Blue Star Ltd.	264,064	832,146
		1,515,617
Commercial Services & Supplies - 1.6%
Cintas Corp.	296,377	6,884,838
Fuel Tech, Inc. (a)	159,939	1,693,754
Moshi Moshi Hotline, Inc.	161,500	4,344,446
R.R. Donnelley & Sons Co.	53,328	724,194
Republic Services, Inc.	42,900	1,063,491
Taiwan Secom Co.	1,000	1,449
The Brink's Co.	39,357	1,057,916
Waste Management, Inc.	243,380	8,065,613
		23,835,701
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	42,316	833,202
Maire Tecnimont SpA	164,000	341,065
Midas Holdings Ltd.	466,000	159,032
		1,333,299
Electrical Equipment - 2.6%
Cooper Industries Ltd. Class A	362,314	10,590,438
Emerson Electric Co.	42,945	1,572,216
Fortune Electric Co. Ltd.	498,750	450,435
Lloyd Electric & Engineering Ltd.	34,881	18,408
Neo-Neon Holdings Ltd.	6,497,000	1,275,633
Roper Industries, Inc.	499,800	21,696,318
Thomas & Betts Corp. (a)	61,100	1,467,622
		37,071,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	660,686	$ 1,583,959
Machinery - 3.5%
AGCO Corp. (a)	965,997	22,787,869
Bell Equipment Ltd.	3,076	4,741
Cummins, Inc.	238,178	6,366,498
EVA Precision Industrial Holdings Ltd.	2,178,000	172,122
Joy Global, Inc.	16,889	386,589
K-Tron International, Inc. (a)	16,300	1,302,370
Miura Co. Ltd.	41,100	1,019,374
NGK Insulators Ltd.	348,000	3,940,181
Nippon Thompson Co. Ltd.	261,000	1,094,058
R. STAHL AG	12,440	327,820
SPX Corp.	221,267	8,972,377
Uzel Makina Sanayi AS	101,200	25,620
Wabtec Corp.	87,126	3,463,259
Weichai Power Co. Ltd. (H Shares)	676,800	1,286,685
		51,149,563
Professional Services - 0.6%
Administaff, Inc.	120	2,602
JobStreet Corp. Bhd	661,900	246,075
Manpower, Inc.	130,600	4,439,094
Randstad Holdings NV (d)	162,340	3,328,737
		8,016,508
Road & Rail - 0.6%
CSX Corp.	276,366	8,973,604
TOTAL INDUSTRIALS		141,723,877
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 3.5%
Adtran, Inc.	159,510	2,373,509
Alvarion Ltd. (a)	100	363
Comtech Telecommunications Corp. (a)	515,010	23,597,758
Juniper Networks, Inc. (a)	935,679	16,383,739
MIC Electronics Ltd.	470,196	399,748
Polycom, Inc. (a)	524,674	7,088,346
Sandvine Corp. (a)	420,600	280,008
ZTE Corp. (H Shares)	48,400	127,865
		50,251,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
ASUSTeK Computer, Inc.	575,164	$ 645,798
Gemalto NV (a)	108,300	2,737,564
Lenovo Group Ltd. ADR	2,700	14,850
		3,398,212
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	27,400	516,216
Ingenico SA	230,300	3,596,321
Ingenico SA	87,700	1,405,915
Lumax International Corp. Ltd.	111,100	130,845
MTS Systems Corp.	70,921	1,889,335
National Instruments Corp.	5,336	129,985
Trimble Navigation Ltd. (a)	200	4,322
Vishay Intertechnology, Inc. (a)	1,106,297	3,783,536
		11,456,475
Internet Software & Services - 0.8%
eBay, Inc. (a)	126,079	1,760,063
F@N Communications, Inc.	76	53,020
GigaMedia Ltd. (a)	375,210	2,112,432
LBI International AB (a)	19,000	30,049
LoopNet, Inc. (a)	148,103	1,010,062
Rediff.com India Ltd. sponsored ADR (a)	200	402
Tencent Holdings Ltd.	391,000	2,540,563
ValueClick, Inc. (a)	309,038	2,113,820
WebMD Health Corp. Class A (a)(d)	69,933	1,649,719
Zix Corp. (a)(d)	225,436	268,269
		11,538,399
IT Services - 3.7%
Accenture Ltd. Class A	539,307	17,683,877
Affiliated Computer Services, Inc. Class A (a)	357,500	16,427,125
Cap Gemini SA	64,400	2,501,978
Ciber, Inc. (a)	298,507	1,435,819
Datacash Group PLC	46,800	156,456
DST Systems, Inc. (a)(d)	18,638	707,871
Online Resources Corp. (a)	293,635	1,391,830
Paychex, Inc.	37,200	977,616
Perot Systems Corp. Class A (a)	913,346	12,485,440
		53,768,012
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	129,302	2,619,659
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.9%
Aixtron AG	200	$ 1,376
Altera Corp.	132,028	2,206,188
Cree, Inc. (a)	6,350	100,775
Disco Corp. (d)	40,200	834,485
Epistar Corp.	956,742	864,060
Formosa Epitaxy, Inc.	2,642,806	947,459
Intel Corp.	226,900	3,326,354
International Rectifier Corp. (a)	2,300	31,050
Intersil Corp. Class A	504,992	4,640,876
Kontron AG	195,200	2,051,361
Opto Technology Corp.	1,340,418	451,918
PMC-Sierra, Inc. (a)	1,188,738	5,777,267
Richtek Technology Corp.	333,400	1,332,583
Seoul Semiconductor Co. Ltd.	66,016	478,300
Siliconware Precision Industries Co. Ltd. sponsored ADR	644,800	2,875,808
Veeco Instruments, Inc. (a)	200,484	1,271,069
		27,190,929
Software - 3.9%
Adobe Systems, Inc. (a)	64,030	1,363,199
Aspen Technology, Inc. (a)	101,785	755,245
Autonomy Corp. PLC (a)	514,712	7,269,634
DemandTec, Inc. (a)	10,200	82,314
Epicor Software Corp. (a)	136,715	656,232
Global Digital Creations Holdings Ltd. (a)	1,224,000	15,635
Kingdee International Software Group Co. Ltd.	4,308,000	448,250
Longtop Financial Technologies Ltd. ADR (a)(d)	350,700	5,302,584
Manhattan Associates, Inc. (a)	102,580	1,621,790
NDS Group PLC sponsored ADR (a)	17,300	991,982
Quality Systems, Inc. (d)	9,738	424,772
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	776,445	25,125,760
Solera Holdings, Inc. (a)	60,770	1,464,557
Sybase, Inc. (a)	39,020	966,525
Symantec Corp. (a)	465,172	6,289,125
Tyler Technologies, Inc. (a)	124,974	1,497,189
Ubisoft Entertainment SA (a)	56,500	1,113,772
Yedang Online Corp. (a)	52,957	263,452
		55,652,017
TOTAL INFORMATION TECHNOLOGY		215,875,039
Common Stocks - continued
	Shares	Value
MATERIALS - 4.1%
Chemicals - 1.0%
Asian Paints India Ltd.	45,876	$ 846,611
Bayer CropScience Ltd.	6,906	32,350
FMC Corp.	105,748	4,730,108
Sensient Technologies Corp.	396,028	9,457,149
		15,066,218
Containers & Packaging - 0.7%
Ball Corp.	222,632	9,259,265
Greif, Inc. Class A	2,057	68,766
		9,328,031
Metals & Mining - 2.4%
Africa Cellular Towers Ltd. (a)	800	72
Agnico-Eagle Mines Ltd.	57,900	2,987,082
Centerra Gold, Inc. (a)	119,700	436,811
Eldorado Gold Corp. (a)	1,871,800	14,845,788
Freeport-McMoRan Copper & Gold, Inc. Class B	170,000	4,154,800
Great Basin Gold Ltd. (a)	858,300	1,107,529
IAMGOLD Corp.	853,300	5,330,057
Lihir Gold Ltd. (a)	914,989	2,011,949
Maharashtra Seamless Ltd.	16,870	51,973
Minefinders Corp. Ltd. (a)	231,600	1,166,851
Northgate Minerals Corp. (a)	3,400	2,850
Shore Gold, Inc. (a)	194,100	71,788
Yamana Gold, Inc.	313,033	2,431,299
		34,598,849
TOTAL MATERIALS		58,993,098
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
LG Dacom Corp.	29,820	477,216
Verizon Communications, Inc.	814,598	27,614,872
		28,092,088
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	708,659	5,159,038
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	35,300	$ 1,504,839
TOTAL UTILITIES		6,663,877
TOTAL COMMON STOCKS (Cost $1,635,978,475)		1,375,280,474
Nonconvertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 185,000	170,200
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 7.5% 2/1/18 (e)	2,150,000	1,892,000
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sun Healthcare Group, Inc. 9.125% 4/15/15	540,000	480,600
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	1,845,000	1,826,550
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,940,000	2,859,150
		4,685,700
TOTAL NONCONVERTIBLE BONDS (Cost $6,947,638)		7,228,500
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	62,095,522	$ 62,095,522
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	66,165,797	66,165,797
TOTAL MONEY MARKET FUNDS (Cost $128,261,319)		128,261,319
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,771,187,432)		1,510,770,293
NET OTHER ASSETS - (4.6)%		(66,434,432)
NET ASSETS - 100%		$ 1,444,335,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,892,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566,390
Fidelity Securities Lending Cash Central Fund	2,152,190
Total	$ 3,718,580
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,510,770,293	$ 1,348,480,115	$ 162,246,460	$ 43,718
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(384,359)
Cost of Purchases	489
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	427,588
Ending Balance	$ 43,718

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Japan	5.6%
Bermuda	3.1%
China	2.2%
Canada	2.0%
Cayman Islands	1.4%
Others (individually less than 1%)	4.9%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $255,745,509 of which $2,736,559, $2,177,080 and $250,831,870 will expire on December 31, 2014, 2015 and 2016, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $124,591,539 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including securities loaned of $65,937,467) - See accompanying schedule: Unaffiliated issuers (cost $1,642,926,113)	$ 1,382,508,974
Fidelity Central Funds (cost $128,261,319)	128,261,319
Total Investments (cost $1,771,187,432)		$ 1,510,770,293
Cash		16,542
Receivable for investments sold		11,378,224
Receivable for fund shares sold		5,336,430
Dividends receivable		1,564,730
Interest receivable		129,716
Distributions receivable from Fidelity Central Funds		139,502
Prepaid expenses		17,614
Other receivables		92,110
Total assets		1,529,445,161

Liabilities
Payable for investments purchased	$ 11,259,426
Payable for fund shares redeemed	6,180,420
Accrued management fee	649,624
Distribution fees payable	396,237
Other affiliated payables	370,354
Other payables and accrued expenses	87,442
Collateral on securities loaned, at value	66,165,797
Total liabilities		85,109,300

Net Assets		$ 1,444,335,861
Net Assets consist of:
Paid in capital		$ 2,111,178,340
Accumulated net investment loss		(623,362)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(405,786,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(260,432,133)
Net Assets		$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($515,658,629 ÷ 50,055,053 shares)	$ 10.30

Maximum offering price per share (100/94.25 of $10.30)	$ 10.93
Class T: Net Asset Value and redemption price per share ($311,519,834 ÷ 30,369,143 shares)	$ 10.26

Maximum offering price per share (100/96.50 of $10.26)	$ 10.63
Class B: Net Asset Value and offering price per share ($57,954,143 ÷ 5,755,567 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($156,527,960 ÷ 15,539,434 shares)A	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,675,295 ÷ 38,753,061 shares)	$ 10.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 19,805,548
Interest		96,510
Income from Fidelity Central Funds (including $2,152,190 from security lending)		3,718,580
Total income		23,620,638

Expenses
Management fee	$ 10,640,240
Transfer agent fees	5,215,492
Distribution fees	7,137,881
Accounting and security lending fees	603,364
Custodian fees and expenses	165,400
Independent trustees' compensation	9,172
Registration fees	183,403
Audit	86,776
Legal	8,611
Proxy	1,373,294
Miscellaneous	12,826
Total expenses before reductions	25,436,459
Expense reductions	(199,983)	25,236,476
Net investment income (loss)		(1,615,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $71,616)	(379,862,640)
Foreign currency transactions	(284,418)
Total net realized gain (loss)		(380,147,058)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $502,453)	(520,485,196)
Assets and liabilities in foreign currencies	(9,853)
Total change in net unrealized appreciation (depreciation)		(520,495,049)
Net gain (loss)		(900,642,107)
Net increase (decrease) in net assets resulting from operations		$ (902,257,945)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,615,838)	$ (441,124)
Net realized gain (loss)	(380,147,058)	203,424,238
Change in net unrealized appreciation (depreciation)	(520,495,049)	56,833,880
Net increase (decrease) in net assets resulting from operations	(902,257,945)	259,816,994
Distributions to shareholders from net realized gain	(9,810,627)	(179,831,325)
Share transactions - net increase (decrease)	156,926,288	453,042,270
Total increase (decrease) in net assets	(755,142,284)	533,027,939

Net Assets
Beginning of period	2,199,478,145	1,666,450,206
End of period (including accumulated net investment loss of $623,362 and undistributed net investment income of $224,326, respectively)	$ 1,444,335,861	$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	(6.68)	2.40	1.72	2.14	2.54
Total from investment operations	(6.67)	2.42	1.73	2.15	2.52
Distributions from net realized gain	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	(39.30)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.22%	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.22%	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.21%	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.04%	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 515,659	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	(6.64)	2.38	1.72	2.13	2.54
Total from investment operations	(6.67)	2.37	1.71	2.11	2.51
Distributions from net realized gain	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	(39.39)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.43%	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.43%	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.42%	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.18)%	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,520	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(6.54)	2.35	1.71	2.13	2.54
Total from investment operations	(6.64)	2.24	1.60	2.04	2.48
Distributions from net realized gain	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	(39.73)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.99%	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.99%	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.98%	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.74)%	(.65)%	(.71)%	(.70)% H	(1.28)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,954	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(6.55)	2.36	1.71	2.12	2.55
Total from investment operations	(6.65)	2.25	1.61	2.03	2.49
Distributions from net realized gain	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	(39.77)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.98%	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.98%	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.97%	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.73)%	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,528	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	(6.72)	2.41	1.73	2.15	2.55
Total from investment operations	(6.68)	2.48	1.78	2.19	2.54
Distributions from net realized gain	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	(39.13)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.97%	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.97%	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.96%	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.28%	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,675	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	147% J	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 79,360,060
Unrealized depreciation	(365,865,488)
Net unrealized appreciation (depreciation)	(286,505,428)
Capital loss carryforward	(255,745,509)

Cost for federal income tax purposes	$ 1,797,275,721

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 654,042	$ 45,779,671
Long-term Capital Gains	9,156,585	134,051,654
Total	$ 9,810,627	$ 179,831,325

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,809,382,128 and $2,743,870,567, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract, subject to shareholder approval, to add a performance adjustment to the management fee. The proposal did not receive the number of votes required at the shareholder meeting on June 18, 2008 and as a result no changes were made to the Fund's management contract.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,632,832	$ 88,202
Class T	.25%	.25%	2,328,020	-
Class B	.75%	.25%	856,254	643,095
Class C	.75%	.25%	2,320,775	430,403
			$ 7,137,881	$ 1,161,700

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 241,071
Class T	52,813
Class B*	256,727
Class C*	32,702
$ 583,313

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,817,509.28
Class T	1,143,247.25
Class B	258,359.30
Class C	670,691.29
Institutional Class	1,325,686.28
	$ 5,215,492

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,988 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,102 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,189 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,679. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,378
Institutional Class	1,737
$ 5,115

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds

Annual Report

Notes to Financial Statements - continued

10. Other - continued

experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,210, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net realized gain
Class A	$ 3,281,038	$ 59,309,715
Class T	2,540,386	49,030,694
Class B	469,080	8,205,622
Class C	1,243,923	21,817,267
Institutional Class	2,276,200	41,468,027
Total	$ 9,810,627	$ 179,831,325

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	18,557,405	19,310,750	$267,136,517	$ 342,596,860
Issued in exchange for shares of Capital One Appreciation Fund	3,880,198	-	34,398,352	-
Reinvestment of distributions	201,758	3,312,437	3,142,674	56,687,056
Shares redeemed	(14,953,103)	(7,679,752)	(200,891,822)	(135,175,983)
Net increase (decrease)	7,686,258	14,943,435	$103,785,721	$ 264,107,933

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class T
Shares sold	8,214,261	8,779,542	$ 115,421,159	$ 151,497,744
Reinvestment of distributions	157,827	2,771,536	2,451,269	47,293,695
Shares redeemed	(13,148,619)	(14,025,847)	(181,330,780)	(247,603,331)
Net increase (decrease)	(4,776,531)	(2,474,769)	$ (63,458,352)	$ (48,811,892)
Class B
Shares sold	1,148,825	1,292,832	$ 16,344,340	$ 22,287,979
Reinvestment of distributions	28,723	455,792	440,199	7,680,598
Shares redeemed	(1,724,303)	(1,274,410)	(23,501,826)	(21,843,575)
Net increase (decrease)	(546,755)	474,214	$ (6,717,287)	$ 8,125,002
Class C
Shares sold	4,298,119	4,715,910	$ 59,645,555	$ 81,231,656
Reinvestment of distributions	71,057	1,127,348	1,089,288	19,002,351
Shares redeemed	(5,543,829)	(2,609,803)	(69,824,386)	(45,145,660)
Net increase (decrease)	(1,174,653)	3,233,455	$ (9,089,543)	$ 55,088,347
Institutional Class
Shares sold	22,010,096	14,201,115	$ 293,511,545	$ 257,197,951
Reinvestment of distributions	132,644	2,206,743	2,080,444	38,003,683
Shares redeemed	(12,122,628)	(6,654,563)	(163,186,240)	(120,668,754)
Net increase (decrease)	10,020,112	9,753,295	$ 132,405,749	$ 174,532,880

13. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 and 98,152 shares then outstanding of Class A and Class B (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap II Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

Institutional Class designates 65% of the dividends distributed in February 2008 as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 68% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000
PROPOSAL 3

To approve an amended management contract for Fidelity Advisor Mid Cap II Fund that includes adding a performance adjustment component to the management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	768,145,179.69	63.264
Against	230,952,921.99	19.022
Abstain	44,734,224.16	3.684
Broker Non-Votes	170,348,662.24	14.030
TOTAL	1,214,180,988.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Mid Cap II Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Mid Cap II Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Mid Cap II Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-UANN-0209
1.801441.104

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$56,000	$-	$4,500	$-

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$60,000	$-	$4,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A,B
Deloitte Entities	$1,325,000	$735,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009